Stock Options and Warrants (Details Textual) (USD $)	0 Months Ended		1 Months Ended			5 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Dec. 01, 2014	Sep. 22, 2014	Nov. 30, 2013	Aug. 31, 2013	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014 Employees	Dec. 15, 2014	Nov. 26, 2014	Jul. 31, 2013	Jul. 01, 2013	Mar. 25, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares authorized to purchase													14,000,000
Number of shares available for future grant						800,000	800,000
Remaining weighted-average vesting period							3 years 10 months 21 days
Shares outstanding under the plan, value						$ 4,000,000	$ 4,000,000
Vesting period of options granted							3 years
Stock repurchased during period, Value							92
Stock repurchased during period, Shares							92,000
Weighted average remaining life of warrants							4 years 4 days
Weighted Average Excerise Price, Reissued							$ 0.35
Cancellation and reissuance of options							8,610,000
Stock-based compensation							3,460,000	1,729,000
Fair value of warrants						(848,000)
Exercise price per share	$ 0.58						$ 0.23
Sale of stock, per share		$ 0.15	$ 1.00	$ 0.75	$ 0.75							$ 0.75
Common stock issued		26,666,658	1,500,000	413,000	1,867,000
Common stock authorized shares						200,000,000	200,000,000	200,000,000
Common stock issued in partial settlement of the claim from two investors, Shares	423,077
Common stock issued in partial settlement of the claim from two investors	246,000
2014 Services Warrants - April [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share							$ 0.78
2013 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Excerise Price, Reissued									$ 0.35
Cancellation and reissuance of options									8,600,000
Reissuance of stock options description									Each reissued stock option grant had 15% of the stock option vesting immediately and the remainder in 1/36th in monthly increments over the next three years.
Fair Value of cancelled and reissued options									840,000
Number of employees affected									21
2013 Equity Incentive Award Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized shares														14,000,000
Increase in common stock authorized shares														21,000,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options granted							7 years
Percentage of options vesting							100.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options granted							5 years
Percentage of options vesting							15.00%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	961,539	1,325,000								961,538	325,000
Warrant issued value		296,000									43,000
Exercise price per share	$ 0.78	$ 0.50								$ 0.50	$ 0.50
Convertible Notes Warrants [Member] | 2014 Convertible Notes Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of warrants exercise price							The Company is obligated to reset the warrant exercise price to the lower of the current exercise price of $0.50 per warrant, or to an exercise price equivalent to 70% of the weighted average price of the Company's common stock for the preceding 10 trading days prior to March 24, 2015. The Company currently accounts for the Convertible Notes Warrants as derivative liabilities. On March 24, 2015 the Company adjusted the exercise price of the Convertible Notes Warrants to $0.11 per share. Issuances of future securities below $0.11 per share would require an additional reduction in the Convertible Notes Warrants exercise price.
Convertible Notes Warrants [Member] | 2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation		6,000
Fair value of warrants		$ 131,000
Exercise price per share		$ 0.50